Income Taxes (Details) - Schedule of effective income tax rate	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate [Abstract]
US Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
PRC income tax adjustment			4.00%	4.00%
Valuation allowance	(21.00%)	(21.00%)	(73.38%)	0.00%
Effect of expenses not deductible for tax purpose			0.00%	0.00%
Effect of income tax exemptions and reliefs			0.00%	0.00%
Others			(19.14%)	6.35%
Total			(67.53%)	18.65%